Quarterly Report
February 29, 2020
MFS®  Blended Research®
Small Cap Equity Fund

Portfolio of Investments
2/29/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.6%
Aerospace – 1.5%
CACI International, Inc., “A” (a)	16,225	$3,975,450
Apparel Manufacturers – 1.8%
Levi Strauss & Co., “A”	61,357	$1,042,455
Skechers USA, Inc., “A” (a)	110,668	3,660,898
		$4,703,353
Automotive – 1.9%
IAA, Inc. (a)	62,427	$2,666,881
Stoneridge, Inc. (a)	107,878	2,384,104
		$5,050,985
Biotechnology – 6.8%
Acorda Therapeutics, Inc. (a)	186,556	$268,641
Adaptive Biotechnologies Corp. (a)	16,324	458,704
Akebia Therapeutics, Inc. (a)	248,315	2,202,554
Arena Pharmaceuticals, Inc. (a)	31,759	1,416,451
Bio-Techne Corp.	16,210	3,061,907
Bruker BioSciences Corp.	32,764	1,427,200
Coherus BioSciences, Inc. (a)	90,222	1,745,796
CytomX Therapeutics, Inc. (a)	141,755	948,341
Esperion Therapeutics, Inc. (a)	38,722	1,955,074
Exelixis, Inc. (a)	6,919	128,624
Jounce Therapeutics, Inc. (a)	185,054	836,444
Macrogenics, Inc. (a)	104,486	916,342
Pieris Pharmaceuticals, Inc. (a)	69,637	216,571
Retrophin, Inc. (a)	59,985	929,468
Varex Imaging Corp. (a)	54,163	1,257,665
		$17,769,782
Brokerage & Asset Managers – 0.1%
LPL Financial Holdings, Inc.	4,306	$342,241
Business Services – 1.1%
BrightView Holdings, Inc. (a)	22,378	$313,292
Forrester Research, Inc. (a)	66,222	2,387,966
World Fuel Services Corp.	9,140	258,479
		$2,959,737
Cable TV – 1.7%
Cable One, Inc.	2,862	$4,501,983
Chemicals – 0.1%
Ingevity Corp. (a)	5,661	$254,971
Computer Software – 3.8%
Cornerstone OnDemand, Inc. (a)	67,878	$2,785,034
Paylocity Holding Corp. (a)	37,417	4,846,250
RingCentral, Inc. (a)	5,484	1,292,853
SecureWorks Corp. (a)	69,083	959,563
		$9,883,700

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 3.8%
Box, Inc., “A” (a)	142,641	$2,389,237
Five9, Inc. (a)	61,126	4,464,032
Verint Systems, Inc. (a)	57,570	3,159,441
		$10,012,710
Construction – 1.2%
Eagle Materials, Inc.	18,119	$1,430,133
Toll Brothers, Inc.	45,050	1,668,201
		$3,098,334
Consumer Products – 1.5%
Prestige Brands Holdings, Inc. (a)	106,708	$3,986,611
Consumer Services – 0.9%
Grand Canyon Education, Inc. (a)	30,451	$2,456,787
Electrical Equipment – 1.2%
TriMas Corp. (a)	123,929	$3,141,600
Electronics – 3.3%
Amkor Technology, Inc. (a)	198,163	$2,067,831
Jabil Circuit, Inc.	62,552	2,004,792
Plexus Corp. (a)	41,729	2,768,719
Sanmina Corp. (a)	42,901	1,127,867
Silicon Laboratories, Inc. (a)	8,203	727,442
		$8,696,651
Energy - Independent – 0.9%
WPX Energy, Inc. (a)	243,968	$2,276,221
Engineering - Construction – 3.6%
Great Lakes Dredge & Dock Corp. (a)	125,039	$1,212,878
KBR, Inc.	138,642	3,599,146
Quanta Services, Inc.	85,614	3,264,462
Tutor Perini Corp. (a)	101,493	1,471,649
		$9,548,135
Food & Beverages – 3.1%
Hostess Brands, Inc. (a)	277,066	$3,521,509
Ingredion, Inc.	34,143	2,844,112
Pilgrim's Pride Corp. (a)	85,198	1,802,789
		$8,168,410
Forest & Paper Products – 0.5%
Boise Cascade Corp.	35,775	$1,269,297
Gaming & Lodging – 1.5%
Everi Holdings, Inc. (a)	127,730	$1,328,392
Wyndham Hotels & Resorts, Inc.	51,480	2,622,906
		$3,951,298
Health Maintenance Organizations – 1.0%
Magellan Health Services, Inc. (a)	9,652	$579,216
Molina Healthcare, Inc. (a)	17,418	2,134,576
		$2,713,792

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 5.1%
American Equity Investment Life Holding Co.	100,750	$2,546,960
Brighthouse Financial, Inc. (a)	35,948	1,288,376
CNO Financial Group, Inc.	145,412	2,329,500
Essent Group Ltd.	48,591	2,120,511
MGIC Investment Corp.	167,596	2,016,180
Radian Group, Inc.	104,941	2,228,947
Universal Insurance Holdings, Inc.	39,372	814,607
		$13,345,081
Internet – 0.6%
Cardlytics, Inc. (a)	19,203	$1,524,526
Leisure & Toys – 1.5%
Brunswick Corp.	61,940	$3,295,208
Funko, Inc., “A” (a)(l)	76,318	618,939
		$3,914,147
Machinery & Tools – 4.8%
ACCO Brands Corp.	74,909	$600,021
AGCO Corp.	48,177	2,911,336
Allison Transmission Holdings, Inc.	20,917	849,230
Enerpac Tool Group Corp.	102,868	2,198,289
ITT, Inc.	20,726	1,246,669
Park-Ohio Holdings Corp.	38,733	949,733
Regal Beloit Corp.	38,540	2,992,246
Titan Machinery, Inc. (a)	95,499	965,495
		$12,713,019
Medical & Health Technology & Services – 4.5%
Allscripts Healthcare Solutions, Inc. (a)	25,805	$194,570
HealthEquity, Inc. (a)	26,983	1,915,523
Medpace Holdings, Inc. (a)	11,734	1,055,356
Premier, Inc., “A” (a)	101,085	2,974,932
Syneos Health, Inc. (a)	43,371	2,747,553
Tenet Healthcare Corp. (a)	110,694	2,909,038
		$11,796,972
Medical Equipment – 4.2%
AngioDynamics, Inc. (a)	76,919	$883,799
Avanos Medical, Inc. (a)	41,620	1,348,904
CONMED Corp.	25,956	2,456,476
CUTERA, Inc. (a)	20,133	498,896
Envista Holdings Corp. (a)	67,474	1,712,490
Integer Holdings Corp. (a)	31,067	2,801,311
IntriCon Corp. (a)	18,133	269,819
LivaNova PLC (a)	4,958	345,672
Orthofix Medical, Inc. (a)	16,840	595,126
		$10,912,493
Metals & Mining – 0.3%
Olympic Steel, Inc.	13,850	$166,893
Ryerson Holding Corp. (a)	69,961	582,775
Schnitzer Steel Industries, Inc., “A”	6,909	113,860
		$863,528
Natural Gas - Distribution – 0.3%
MDU Resources Group, Inc.	24,653	$683,628

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 0.2%
Equitrans Midstream Corp.	71,475	$504,614
Oil Services – 2.6%
Cactus, Inc., “A”	102,796	$2,807,359
Liberty Oilfield Services, Inc.	205,067	1,371,898
MRC Global, Inc. (a)	311,421	2,709,363
		$6,888,620
Other Banks & Diversified Financials – 11.8%
Bank OZK	132,837	$3,372,731
Cathay General Bancorp, Inc.	115,166	3,544,809
Curo Group Holdings Corp.	126,561	1,168,158
East West Bancorp, Inc.	43,562	1,687,592
Enova International, Inc. (a)	66,826	1,284,396
First Hawaiian, Inc.	136,189	3,261,726
Hanmi Financial Corp.	174,625	2,724,150
Herc Holdings, Inc. (a)	47,335	1,736,248
Navient Corp.	33,183	372,645
OneMain Holdings, Inc.	35,850	1,317,487
Popular, Inc.	33,614	1,612,800
Regional Management Corp. (a)	63,641	1,632,392
Triton International Ltd. of Bermuda	51,902	1,783,872
UMB Financial Corp.	14,558	846,548
Umpqua Holdings Corp.	144,447	2,223,039
Wintrust Financial Corp.	46,302	2,472,990
		$31,041,583
Pharmaceuticals – 1.9%
Assertio Therapeutics, Inc. (a)	262,290	$283,273
Catalent, Inc. (a)	16,191	834,322
Lannett Co., Inc. (a)(l)	120,361	1,047,141
Phibro Animal Health Corp., “A”	50,134	1,265,884
United Therapeutics Corp. (a)	16,377	1,686,176
		$5,116,796
Railroad & Shipping – 1.6%
DHT Holdings, Inc.	187,209	$1,039,010
Dorian LPG Ltd. (a)	136,545	1,518,380
Genco Shipping & Trading Ltd.	85,142	653,891
Teekay Tankers LTD., “A” (a)	60,589	1,002,748
		$4,214,029
Real Estate – 9.7%
Brixmor Property Group, Inc., REIT	27,658	$503,652
CoreCivic, Inc., REIT	122,297	1,811,218
Easterly Government Properties, REIT	169,145	4,020,577
Industrial Logistics Properties Trust, REIT	167,982	3,470,508
Life Storage, Inc., REIT	34,333	3,704,874
Service Properties Trust, REIT	61,996	1,120,888
Spirit Realty Capital, Inc., REIT	73,178	3,329,599
STAG Industrial, Inc., REIT	132,121	3,696,746
STORE Capital Corp., REIT	114,176	3,751,823
		$25,409,885
Restaurants – 0.7%
Wendy's Co.	96,972	$1,830,831

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 1.4%
Element Solutions, Inc. (a)	179,214	$1,862,033
Univar Solutions, Inc. (a)	109,035	1,852,505
		$3,714,538
Specialty Stores – 0.5%
Hudson Ltd., “A” (a)	144,608	$1,346,300
Telecommunications - Wireless – 0.4%
Telephone and Data Systems, Inc.	47,931	$965,330
Telephone Services – 0.6%
ATN International, Inc.	27,815	$1,499,229
Trucking – 1.1%
Forward Air Corp.	46,896	$2,767,333
Utilities - Electric Power – 2.5%
Clearway Energy, Inc., “A”	157,367	$3,192,977
NRG Energy, Inc.	60,958	2,024,415
Portland General Electric Co.	5,974	325,045
Spark Energy, Inc., “A”	125,276	1,072,363
		$6,614,800
Total Common Stocks		$256,429,330
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 1.61% (v)	2,305,097	$2,305,328
Collateral for Securities Loaned – 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.61% (j)	810,980	$810,980

Other Assets, Less Liabilities – 1.2%		3,149,549
Net Assets – 100.0%		$262,695,187
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,305,328 and $257,240,310, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/29/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$256,429,330	$—	$—	$256,429,330
Mutual Funds	3,116,308	—	—	3,116,308
Total	$259,545,638	$—	$—	$259,545,638
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At February 29, 2020, the value of securities loaned was $1,008,262. These loans were collateralized by cash of $810,980 and U.S. Treasury Obligations (held by the lending agent) of $235,037.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,381,041	$93,819,171	$95,894,147	$(735)	$(2)	$2,305,328
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$48,534	$—
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance during the period February 29, 2020 through April 16, 2020, the date that these financial statements were issued.